FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2009

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.

            Address:  666 Fifth Avenue, 34th Floor, New York, NY 10103
           ------------------------------------------------------------



                         Form 13F File Number: 028-06437
                         -------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alexander J. Roepers
         -----------------------

Title:   President
         -----------------------

Phone:   212-484-5050
         -----------------------

Signature, Place, and Date of Signing:

/s/ Alexander J. Roepers                 New York, NY            May 14, 2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   12

Form 13F Information Table Value Total:   $ 552,652  (thousands)

List of Other Included Managers:          None


                           FORM 13F INFORMATION TABLE


                                    FORM 13F
                                 March 31, 2009

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    Column 1                    Column 2   Column 3   Column 4         Column 5         Column 6    Column 7         Column 8

                                Title of    CUSIP      Value      Shares or   SH/ Put/  Investment  Other        Voting Authority
  Name of Issuer                 Class               (x$1000)     Prin. Amt.  PRN Call  Discretion  Managers  Sole    Shared   None
------------------------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS INC            COM       018804104    11,387      170,000   SH         Sole                  170,000
DEL MONTE FOODS CO                 COM       24522P103    54,675    7,500,000   SH         Sole                7,500,000
GOODRICH CORP                      COM       382388106    98,514    2,600,000   SH         Sole                2,600,000
ITT CORP NEW                       COM       450911102    12,310      320,000   SH         Sole                  320,000
JOY GLOBAL INC                     COM       481165108    77,106    3,620,000   SH         Sole                3,620,000
KIRBY CORP                         COM       497266106     7,992      300,000   SH         Sole                  300,000
NORFOLK SOUTHERN CORP              COM       655844108     8,438      250,000   SH         Sole                  250,000
OWENS ILL INC                      COM NEW   690768403    14,440    1,000,000   SH         Sole                1,000,000
PRECISION CASTPARTS CORP           COM       740189105    86,855    1,450,000   SH         Sole                1,450,000
SMUCKER J M CO                     COM NEW   832696405    81,994    2,200,000   SH         Sole                2,200,000
THERMO FISHER SCIENTIFIC INC       COM       883556102    87,802    2,461,518   SH         Sole                2,461,518
TIDEWATER INC                      COM       886423102    11,139      300,000   SH         Sole                  300,000
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